COLONIAL HIGH YIELD SECURITIES FUND,
                                 VARIABLE SERIES

                        Supplement to Prospectuses dated
                          May 1, 1999 and June 1, 1999

Effective May 28, 1999, Scott B. Richards will co-manage the Fund.

Mr. Richards is a Senior Vice President of Colonial Management Associates, Inc. (Colonial) and prior to joining Colonial he was employed with State Street Research & Management Company as a Vice President and a Portfolio Manager since 1994.


                                                         June 18, 1999